Material accounting policies (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Y derivative segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2025 EUR (€)	Nov. 13, 2025 EUR (€)	Jul. 03, 2024 EUR (€)	Dec. 31, 2022 EUR (€)
Material accounting policies
Retained loss	€ (306,029,000)	€ (217,735,000)
Total assets	118,471,000	158,406,000
Total current assets	61,213,000	98,083,000
Cash and cash equivalents	30,001,000	34,186,000	€ 21,610,000				€ 17,888,000
Financial assets	18,000,000	51,369,000
Proceeds from issuing shares	€ 20,864,000	69,722,000	18,337,000
Maturity Of Hedged Item	12 months
Period Volume Discount Months | Y	12
Fixed Repayment Percentage Research Phase	30.00%
Ifrs Derivative Number Of Instruments Held | derivative	3
Low Value Lease Recognition	€ 5,000
Impairment loss recognised in profit or loss, right-of-use assets	€ 0	€ 0	€ 0
Reportable segments [member]
Material accounting policies
Segments Reportable | segment	1
Minimum
Material accounting policies
Variable Repayment Part Research Phase	0.224
Maximum
Material accounting policies
Variable Repayment Part Research Phase	0.45
IT equipment
Material accounting policies
Useful life measured as period of time, property, plant and equipment	3 years
Furniture and office equipment | Minimum
Material accounting policies
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and office equipment | Maximum
Material accounting policies
Useful life measured as period of time, property, plant and equipment	15 years
Laboratory equipment
Material accounting policies
Useful life measured as period of time, property, plant and equipment	15 years
Leasehold improvement
Material accounting policies
Useful life measured as period of time, property, plant and equipment	10 years
Convertible bonds
Material accounting policies
Notional amount	€ 45,000,000			€ 45,000,000	€ 45,000,000
Convertible bonds | First tranche
Material accounting policies
Notional amount	22,500,000			22,500,000	22,500,000
Convertible bonds | Second tranche
Material accounting policies
Notional amount	€ 22,500,000			€ 22,500,000	€ 22,500,000	€ 22,500,000